Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2014
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$223,510	$168,041	$55,469	$4,300	5.00
Customer lists	182,233	97,564	84,669	13,225	6.57
Non-competition agreements	11,249	6,958	4,291	578	5.00
Transfer station permits	25,119	7,527	17,592	-	-
Trade-names	12,060	8,152	3,908	124	1.00
	$454,171	$288,242	$165,929	$18,227

				December 31, 2013
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$235,369	$160,847	$74,522	$74	5.00
Customer lists	243,961	131,112	112,849	1,241	7.50
Non-competition agreements	11,171	4,919	6,252	(315)	3.50
Transfer station permits	27,708	6,973	20,735	-	-
Trade-names	12,598	6,878	5,720	-	-
	$530,807	$310,729	$220,078	$1,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$40,848
2016	35,940
2017	31,546
2018	18,412
2019	12,770
Thereafter	26,413
$165,929